iShares
®
Currency Hedged MSCI ACWI ex U.S. ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Investment Companies
(a)
Exchange-Traded Funds  —  100 .2%
iShares MSCI ACWI ex U.S. ETF .............. 4,511,046 $ 332,148,244
a
Total Long-Term Investments — 100.2%
(Cost: $ 231,480,356 ) ................................ 332,148,244
Total Investments — 100.2%
(Cost: $ 231,480,356 ) ................................ 332,148,244
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (791,870)
Net Assets — 100.0% ................................. $ 331,356,374
(a)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares
Held at
04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ —  $ 18,608
(b)
$ —  $ (18,608) $ —  $ —  —  $ 88,198
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares
(a)
...... 530,000  —  (530,000)
(b)
—  —  —  —  16,839  —
iShares MSCI ACWI
ex U.S. ETF ... 258,185,296  49,177,719  (34,165,044) 4,771,108  54,179,165  332,148,244  4,511,046  4,669,265  —
$ —  $ 4,752,500  $ 54,179,165
$ 332,148,244
$ 4,774,302  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Forward Foreign Currency Exchange Contracts
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 17,000 USD 11,777 Bank of America N.A. 05/04/26 $ 462
AUD 17,893,000 USD 12,818,903 BNP Paribas SA 05/04/26 63,166
AUD 832,000 USD 569,625 HSBC Bank PLC 05/04/26 29,374
CAD 1,861,000 USD 1,335,456 JPMorgan Chase Bank N.A. 05/04/26 34,588
CAD 35,000 USD 25,237 Morgan Stanley & Co. International PLC 05/04/26 529
CAD 35,586,000 USD 26,067,713 State Street Bank & Trust Company 05/04/26 130,246
CHF 13,688,000 USD 17,428,395 Barclays Bank PLC 05/04/26 90,003
CHF 1,113,000 USD 1,390,024 HSBC Bank PLC 05/04/26 34,434
CHF 13,000 USD 16,431 JPMorgan Chase Bank N.A. 05/04/26 207
DKK 19,000 USD 2,952 Deutsche Bank Securities Inc. 05/04/26 32
DKK 19,539,000 USD 3,059,829 HSBC Bank PLC 05/04/26 8,890
DKK 585,000 USD 90,344 JPMorgan Chase Bank N.A. 05/04/26 1,533
EUR 56,594,000 USD 66,211,218 BNP Paribas SA 05/04/26 210,311
EUR 54,000 USD 62,669 Deutsche Bank Securities Inc. 05/04/26 708
EUR 5,056,000 USD 5,834,461 JPMorgan Chase Bank N.A. 05/04/26 99,512

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
HKD 178,490,000 USD 22,784,780 JPMorgan Chase Bank N.A. 05/04/26 $ 3,602
ILS 5,000 USD 1,600 Bank of America N.A. 05/04/26 96
ILS 4,772,000 USD 1,614,398 Citibank N.A. 05/04/26 4,464
ILS 82,000 USD 26,102 Morgan Stanley & Co. International PLC 05/04/26 1,716
MXN 34,000 USD 1,903 JPMorgan Chase Bank N.A. 05/04/26 44
MXN 1,813,000 USD 100,253 Morgan Stanley & Co. International PLC 05/04/26 3,534
MXN 34,520,000 USD 1,964,225 UBS AG 05/04/26 11,904
NOK 13,640,000 USD 1,464,889 HSBC Bank PLC 05/04/26 7,366
NOK 13,000 USD 1,338 Morgan Stanley & Co. International PLC 05/04/26 65
NZD 3,000 USD 1,726 Bank of America N.A. 05/04/26 47
NZD 559,000 USD 328,301 Barclays Bank PLC 05/04/26 1,929
NZD 1,000 USD 576 BNP Paribas SA 05/04/26 14
NZD 17,000 USD 9,708 JPMorgan Chase Bank N.A. 05/04/26 334
SEK 6,114,000 USD 642,883 Barclays Bank PLC 05/04/26 19,325
SEK 54,000 USD 5,748 Deutsche Bank Securities Inc. 05/04/26 101
SEK 55,770,000 USD 6,013,040 State Street Bank & Trust Company 05/04/26 27,414
SGD 3,000 USD 2,343 Bank of America N.A. 05/04/26 14
SGD 3,601,000 USD 2,822,474 State Street Bank & Trust Company 05/04/26 6,721
TRY 1,040,000 USD 22,484 HSBC Bank PLC 05/04/26 531
TRY 20,219,000 USD 447,474 UBS AG 05/04/26 —
USD 23,659,988 HKD 185,152,000 JPMorgan Chase Bank N.A. 05/04/26 21,048
ZAR 8,006,000 USD 466,601 BNP Paribas SA 05/04/26 14,023
ZAR 56,000 USD 3,319 Deutsche Bank Securities Inc. 05/04/26 43
ZAR 57,710,000 USD 3,440,266 HSBC Bank PLC 05/04/26 24,239
BRL 7,611,612 USD 1,522,410 Goldman Sachs & Co. 05/07/26 13,901
BRL 7,219,777 USD 1,449,754 HSBC Bank PLC 05/07/26 7,471
BRL 7,217,612 USD 1,447,343 Morgan Stanley & Co. International PLC 05/07/26 9,445
CLP 223,201,550 USD 245,888 Goldman Sachs & Co. 05/07/26 2,167
CLP 201,199,899 USD 222,198 HSBC Bank PLC 05/07/26 1,406
CLP 201,139,550 USD 222,180 Morgan Stanley & Co. International PLC 05/07/26 1,356
CNH 25,962,000 USD 3,799,658 Deutsche Bank Securities Inc. 05/07/26 818
CNH 25,000 USD 3,643 JPMorgan Chase Bank N.A. 05/07/26 17
GBP 1,268,000 USD 1,672,302 JPMorgan Chase Bank N.A. 05/07/26 53,125
GBP 21,088,000 USD 28,490,272 State Street Bank & Trust Company 05/07/26 205,162
IDR 4,827,417,210 USD 278,293 Goldman Sachs & Co. 05/07/26 601
IDR 4,828,865,580 USD 278,642 HSBC Bank PLC 05/07/26 336
IDR 4,827,417,210 USD 278,311 Morgan Stanley & Co. International PLC 05/07/26 583
INR 374,833,180 USD 3,944,533 Goldman Sachs & Co. 05/07/26 3,961
INR 374,945,641 USD 3,946,173 HSBC Bank PLC 05/07/26 3,505
INR 374,833,180 USD 3,945,488 Morgan Stanley & Co. International PLC 05/07/26 3,006
JPY 6,699,711,000 USD 42,725,024 Barclays Bank PLC 05/07/26 69,591
JPY 138,201,000 USD 873,066 BNP Paribas SA 05/07/26 9,697
JPY 6,312,000 USD 39,880 Morgan Stanley & Co. International PLC 05/07/26 439
JPY 351,232,000 USD 2,214,365 State Street Bank & Trust Company 05/07/26 29,140
KRW 3,800,964,000 USD 2,499,074 Goldman Sachs & Co. 05/07/26 66,140
KRW 540,415,000 USD 359,469 HSBC Bank PLC 05/07/26 5,249
MYR 4,000 USD 999 Goldman Sachs & Co. 05/07/26 9
MYR 18,000 USD 4,467 Morgan Stanley & Co. International PLC 05/07/26 66
THB 35,136,000 USD 1,077,793 JPMorgan Chase Bank N.A. 05/07/26 163
THB 1,901,000 USD 58,033 State Street Bank & Trust Company 05/07/26 289
TWD 35,224,000 USD 1,095,533 Goldman Sachs & Co. 05/07/26 17,118
TWD 11,098,000 USD 345,683 HSBC Bank PLC 05/07/26 4,880
USD 500,532 IDR 8,509,689,000 Goldman Sachs & Co. 05/07/26 8,901
USD 502,417 IDR 8,542,046,000 Morgan Stanley & Co. International PLC 05/07/26 8,918
USD 6,576,418 INR 622,247,500 Goldman Sachs & Co. 05/07/26 21,661
USD 6,581,565 INR 622,247,500 Morgan Stanley & Co. International PLC 05/07/26 26,808

iShares
®
Currency Hedged MSCI ACWI ex U.S. ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026

Schedule of Investments
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 13,905 THB 453,000 JPMorgan Chase Bank N.A. 05/07/26 $ 7
AUD 199,000 USD 143,057 UBS AG 06/03/26 137
BRL 591,000 USD 118,230 Goldman Sachs & Co. 06/03/26 229
CAD 547,000 USD 402,853 Morgan Stanley & Co. International PLC 06/03/26 400
CHF 209,000 USD 268,161 JPMorgan Chase Bank N.A. 06/03/26 165
DKK 547,000 USD 86,003 Societe Generale 06/03/26 52
EUR 610,000 USD 716,522 HSBC Bank PLC 06/03/26 381
GBP 136,000 USD 184,801 Barclays Bank PLC 06/03/26 256
GBP 404,000 USD 549,081 Morgan Stanley & Co. International PLC 06/03/26 646
MXN 301,000 USD 17,180 BNP Paribas SA 06/03/26 10
NOK 1,292,000 USD 138,873 Morgan Stanley & Co. International PLC 06/03/26 542
SGD 49,000 USD 38,554 BNP Paribas SA 06/03/26 23
SGD 41,000 USD 32,266 Morgan Stanley & Co. International PLC 06/03/26 12
TWD 12,835,000 USD 405,581 Goldman Sachs & Co. 06/03/26 200
USD 7,302,361 TWD 230,856,829 HSBC Bank PLC 06/03/26 3,789
ZAR 869,000 USD 51,987 Deutsche Bank Securities Inc. 06/03/26 68
IDR 63,727,000 USD 3,677 Goldman Sachs & Co. 06/04/26 1
IDR 742,859,000 USD 42,789 JPMorgan Chase Bank N.A. 06/04/26 93
USD 22,699 MYR 90,000 Goldman Sachs & Co. 06/04/26 7
1,435,516
HKD 6,492,000 USD 829,508 HSBC Bank PLC 05/04/26 (654)
HKD 170,000 USD 21,720 JPMorgan Chase Bank N.A. 05/04/26 (15)
USD 12,810,750 AUD 18,707,000 Bank of America N.A. 05/04/26 (657,357)
USD 24,141 AUD 35,000 JPMorgan Chase Bank N.A. 05/04/26 (1,057)
USD 26,737,085 CAD 37,181,000 Morgan Stanley & Co. International PLC 05/04/26 (635,094)
USD 216,486 CAD 301,000 UBS AG 05/04/26 (5,106)
USD 284,855 CHF 227,000 JPMorgan Chase Bank N.A. 05/04/26 (5,668)
USD 18,274,502 CHF 14,587,000 UBS AG 05/04/26 (394,468)
USD 3,025,828 DKK 19,649,000 JPMorgan Chase Bank N.A. 05/04/26 (60,168)
USD 76,530 DKK 494,000 Morgan Stanley & Co. International PLC 05/04/26 (1,056)
USD 1,068,124 EUR 923,000 JPMorgan Chase Bank N.A. 05/04/26 (15,154)
USD 69,998,743 EUR 60,781,000 Societe Generale 05/04/26 (1,336,858)
USD 1,365,217 ILS 4,324,000 Barclays Bank PLC 05/04/26 (101,665)
USD 169,641 ILS 535,000 Morgan Stanley & Co. International PLC 05/04/26 (11,854)
USD 30,995 MXN 557,000 HSBC Bank PLC 05/04/26 (891)
USD 1,974,832 MXN 35,810,000 UBS AG 05/04/26 (75,144)
USD 120,302 NOK 1,172,000 Barclays Bank PLC 05/04/26 (6,200)
USD 1,220,114 NOK 11,907,000 JPMorgan Chase Bank N.A. 05/04/26 (65,087)
USD 59,293 NOK 574,000 Morgan Stanley & Co. International PLC 05/04/26 (2,663)
USD 331,298 NZD 580,000 Bank of America N.A. 05/04/26 (11,337)
USD 105,585 SEK 998,000 Morgan Stanley & Co. International PLC 05/04/26 (2,508)
USD 6,379,715 SEK 60,940,000 Societe Generale 05/04/26 (220,702)
USD 22,606 SGD 29,000 Bank of America N.A. 05/04/26 (179)
USD 2,726,435 SGD 3,512,000 HSBC Bank PLC 05/04/26 (32,836)
USD 48,943 SGD 63,000 State Street Bank & Trust Company 05/04/26 (554)
USD 459,703 TRY 21,259,000 UBS AG 05/04/26 (10,788)
USD 63,274 ZAR 1,073,000 Deutsche Bank Securities Inc. 05/04/26 (1,141)
USD 3,761,492 ZAR 64,699,000 HSBC Bank PLC 05/04/26 (122,584)
IDR 2,568,035,000 USD 151,238 Goldman Sachs & Co. 05/07/26 (2,875)
INR 104,118,000 USD 1,104,824 Goldman Sachs & Co. 05/07/26 (8,045)
INR 15,765,000 USD 167,614 HSBC Bank PLC 05/07/26 (1,546)
KRW 7,968,629,057 USD 5,393,027 Goldman Sachs & Co. 05/07/26 (15,119)
KRW 7,971,019,886 USD 5,399,688 HSBC Bank PLC 05/07/26 (20,167)
KRW 7,968,629,057 USD 5,394,334 Morgan Stanley & Co. International PLC 05/07/26 (16,426)
MYR 2,322,000 USD 584,901 Goldman Sachs & Co. 05/07/26 (164)

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
MYR 2,322,000 USD 585,608 Morgan Stanley & Co. International PLC 05/07/26 $ (871)
THB 33,000 USD 1,013 Citibank N.A. 05/07/26 (1)
TWD 230,787,586 USD 7,304,792 Goldman Sachs & Co. 05/07/26 (14,705)
TWD 230,856,829 USD 7,317,174 HSBC Bank PLC 05/07/26 (24,900)
TWD 230,787,586 USD 7,293,734 Morgan Stanley & Co. International PLC 05/07/26 (3,647)
USD 2,122,603 BRL 11,169,500 Goldman Sachs & Co. 05/07/26 (131,827)
USD 2,067,874 BRL 10,879,500 Morgan Stanley & Co. International PLC 05/07/26 (128,023)
USD 338,919 CLP 313,697,000 Goldman Sachs & Co. 05/07/26 (9,708)
USD 336,765 CLP 311,844,000 Morgan Stanley & Co. International PLC 05/07/26 (9,803)
USD 3,727,093 CNH 25,710,000 HSBC Bank PLC 05/07/26 (36,494)
USD 40,281 CNH 277,000 Morgan Stanley & Co. International PLC 05/07/26 (268)
USD 28,859,159 GBP 21,811,000 Barclays Bank PLC 05/07/26 (820,094)
USD 721,366 GBP 545,000 BNP Paribas SA 05/07/26 (20,241)
USD 45,347,059 JPY 7,195,456,000 Barclays Bank PLC 05/07/26 (614,143)
USD 9,273,737 KRW 14,124,828,500 Goldman Sachs & Co. 05/07/26 (258,898)
USD 9,277,355 KRW 14,124,828,500 Morgan Stanley & Co. International PLC 05/07/26 (255,280)
USD 577,171 MYR 2,333,500 Goldman Sachs & Co. 05/07/26 (10,462)
USD 576,491 MYR 2,332,500 Morgan Stanley & Co. International PLC 05/07/26 (10,890)
USD 1,109,374 THB 36,617,000 Citibank N.A. 05/07/26 (14,018)
USD 11,465,994 TWD 369,377,000 Goldman Sachs & Co. 05/07/26 (201,836)
USD 11,454,971 TWD 369,377,000 Morgan Stanley & Co. International PLC 05/07/26 (212,859)
CLP 5,570,000 USD 6,205 Goldman Sachs & Co. 06/03/26 (14)
INR 5,705,000 USD 59,887 Goldman Sachs & Co. 06/03/26 (8)
JPY 52,864,000 USD 338,776 Barclays Bank PLC 06/03/26 (335)
SEK 714,000 USD 77,472 Goldman Sachs & Co. 06/03/26 (20)
TRY 96,000 USD 2,067 Goldman Sachs & Co. 06/03/26 —
USD 13,035,464 AUD 18,204,000 BNP Paribas SA 06/03/26 (63,525)
USD 85,437 BRL 429,000 BNP Paribas SA 06/03/26 (551)
USD 1,437,516 BRL 7,217,612 Goldman Sachs & Co. 06/03/26 (9,175)
USD 1,439,924 BRL 7,219,777 HSBC Bank PLC 06/03/26 (7,201)
USD 1,437,456 BRL 7,217,612 Morgan Stanley & Co. International PLC 06/03/26 (9,235)
USD 1,202,160 CAD 1,634,000 BNP Paribas SA 06/03/26 (2,437)
USD 26,100,694 CAD 35,586,000 State Street Bank & Trust Company 06/03/26 (133,562)
USD 17,485,099 CHF 13,688,000 Barclays Bank PLC 06/03/26 (88,310)
USD 487,428 CHF 380,000 Morgan Stanley & Co. International PLC 06/03/26 (437)
USD 222,153 CLP 201,139,550 Goldman Sachs & Co. 06/03/26 (1,392)
USD 222,202 CLP 201,199,899 HSBC Bank PLC 06/03/26 (1,409)
USD 5,487 CLP 4,954,000 JPMorgan Chase Bank N.A. 06/03/26 (19)
USD 222,180 CLP 201,139,550 Morgan Stanley & Co. International PLC 06/03/26 (1,365)
USD 3,806,918 CNH 25,962,000 Deutsche Bank Securities Inc. 06/03/26 (782)
USD 183,156 CNH 1,249,000 Morgan Stanley & Co. International PLC 06/03/26 (28)
USD 17,892 CNH 122,000 UBS AG 06/03/26 (1)
USD 3,065,171 DKK 19,539,000 HSBC Bank PLC 06/03/26 (8,722)
USD 200,345 DKK 1,274,000 Morgan Stanley & Co. International PLC 06/03/26 (82)
USD 66,304,089 EUR 56,594,000 BNP Paribas SA 06/03/26 (207,993)
USD 3,146,875 EUR 2,679,000 Morgan Stanley & Co. International PLC 06/03/26 (1,619)
USD 28,489,662 GBP 21,088,000 State Street Bank & Trust Company 06/03/26 (204,988)
USD 251,507 HKD 1,968,000 Deutsche Bank Securities Inc. 06/03/26 (41)
USD 380,204 HKD 2,975,000 Goldman Sachs & Co. 06/03/26 (59)
USD 22,811,761 HKD 178,490,000 JPMorgan Chase Bank N.A. 06/03/26 (2,743)
USD 1,615,868 ILS 4,776,000 Citibank N.A. 06/03/26 (4,470)
USD 97,222 ILS 287,000 HSBC Bank PLC 06/03/26 (148)
USD 3,926,229 INR 374,833,180 Goldman Sachs & Co. 06/03/26 (7,977)
USD 3,927,983 INR 374,945,641 HSBC Bank PLC 06/03/26 (7,404)
USD 1,043,596 INR 99,439,000 JPMorgan Chase Bank N.A. 06/03/26 (105)
USD 3,927,710 INR 374,833,180 Morgan Stanley & Co. International PLC 06/03/26 (6,496)

iShares
®
Currency Hedged MSCI ACWI ex U.S. ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 45,645,720 JPY 7,141,110,000 Barclays Bank PLC 06/03/26 $ (72,401)
USD 1,310 MXN 23,000 Barclays Bank PLC 06/03/26 (3)
USD 1,959,300 MXN 34,520,000 UBS AG 06/03/26 (12,034)
USD 1,464,469 NOK 13,640,000 HSBC Bank PLC 06/03/26 (7,362)
USD 332,174 NZD 565,000 Barclays Bank PLC 06/03/26 (1,940)
USD 265,109 SEK 2,449,000 JPMorgan Chase Bank N.A. 06/03/26 (551)
USD 6,022,700 SEK 55,770,000 State Street Bank & Trust Company 06/03/26 (27,066)
USD 2,828,449 SGD 3,601,000 State Street Bank & Trust Company 06/03/26 (6,550)
USD 52,035 TRY 2,418,000 HSBC Bank PLC 06/03/26 (26)
USD 435,200 TRY 20,219,000 UBS AG 06/03/26 (124)
USD 7,284,042 TWD 230,787,586 Goldman Sachs & Co. 06/03/26 (12,341)
USD 5,261,093 TWD 166,703,000 JPMorgan Chase Bank N.A. 06/03/26 (9,246)
USD 7,279,240 TWD 230,787,586 Morgan Stanley & Co. International PLC 06/03/26 (17,142)
USD 3,442,239 ZAR 57,873,000 HSBC Bank PLC 06/03/26 (24,492)
MYR 61,000 USD 15,390 Goldman Sachs & Co. 06/04/26 (10)
USD 278,013 IDR 4,827,417,210 Goldman Sachs & Co. 06/04/26 (650)
USD 278,379 IDR 4,828,865,580 HSBC Bank PLC 06/04/26 (368)
USD 277,936 IDR 4,827,417,210 Morgan Stanley & Co. International PLC 06/04/26 (727)
USD 4,292,419 KRW 6,341,792,000 BNP Paribas SA 06/04/26 (15,294)
USD 5,476,143 KRW 8,086,048,057 Goldman Sachs & Co. 06/04/26 (16,370)
USD 5,402,250 KRW 7,971,019,886 HSBC Bank
PLC
06/04/26 (12,129)
USD 5,397,732 KRW 7,968,629,057 Morgan Stanley & Co. International PLC 06/04/26 (15,023)
USD 585,344 MYR 2,322,000 Goldman Sachs & Co. 06/04/26 (109)
USD 584,895 MYR 2,322,000 Morgan Stanley & Co. International PLC 06/04/26 (558)
USD 645 THB 21,000 HSBC Bank PLC 06/04/26 —
USD 1,077,709 THB 35,136,000 JPMorgan Chase Bank N.A. 06/04/26 (2,623)
USD 9,926 THB 323,000 State Street Bank & Trust Company 06/04/26 (6)
(7,649,896)
$ (6,214,380)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 332,148,244 $ — $ — $ 332,148,244
$ — $ — $ — $ —

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Currency Hedged MSCI ACWI ex U.S. ETF

Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Assets
Foreign Currency Exchange Contracts ............................ $ — $ 1,435,516 $ — $ 1,435,516
Liabilities
Foreign Currency Exchange Contracts ............................ — (7,649,896) — (7,649,896)
$ — $ (6,214,380) $ — $ (6,214,380)
(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD New Taiwan Dollar
USD United States Dollar
ZAR South African Rand
Fair Value Hierarchy as of Period End (continued)